VIRTUS Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—98.5%
Communication Services—1.3%
Cellnex Telecom S.A. (Spain)	67,710	$2,183
Energy—12.8%
Cheniere Energy, Inc. (United States)	14,402	2,800
Enbridge, Inc. (Canada)	37,939	1,815
Keyera Corp. (Canada)	37,441	1,200
Keyera Corp. Subscription Receipts (Canada)	8,287	257
Kinder Morgan, Inc. (United States)	69,426	1,908
ONEOK, Inc. (United States)	19,832	1,458
Targa Resources Corp. (United States)	14,846	2,739
TC Energy Corp. (Canada)	69,125	3,802
Williams Cos., Inc. (The) (United States)	81,258	4,884
		20,863

Industrials—31.2%
Aena SME S.A. (Spain)	389,466	10,902
Aeroports de Paris S.A. (France)	18,873	2,471
Auckland International Airport Ltd. (New Zealand)	499,018	2,393
Canadian National Railway Co. (Canada)	56,151	5,554
Canadian Pacific Kansas City Ltd. (Canada)	56,264	4,142
CSX Corp. (United States)	117,308	4,252
Ferrovial SE (Netherlands)	51,407	3,343
GEK TERNA S.A. (Greece)	46,761	1,397
Grupo Aeroportuario del Centro Norte SAB de C.V. Class B (Mexico)	93,600	1,271
Grupo Aeroportuario del Pacifico SAB de C.V. Class B (Mexico)	37,855	990
Transurban Group (Australia)	449,489	4,263
Union Pacific Corp. (United States)	32,748	7,575
Vinci S.A. (France)	17,401	2,455
		51,008

Real Estate—4.6%
American Tower Corp. (United States)	23,103	4,056
Crown Castle, Inc. (United States)	39,597	3,519
		7,575

Utilities—48.6%
Alliant Energy Corp. (United States)	30,688	1,995
Atmos Energy Corp. (United States)	8,742	1,465
CenterPoint Energy, Inc. (United States)	64,015	2,454
Dominion Energy, Inc. (United States)	34,008	1,992
DTE Energy Co. (United States)	12,187	1,572
Duke Energy Corp. (United States)	20,498	2,403
E.ON SE (Germany)	106,404	2,016
EDP S.A. (Portugal)	498,345	2,293
Entergy Corp. (United States)	33,828	3,127
	Shares	Value

Utilities—continued
Evergy, Inc. (United States)	40,402	$2,929
Eversource Energy (United States)	36,393	2,450
Iberdrola S.A. (Spain)	129,506	2,810
Kansai Electric Power Co., Inc. (The) (Japan)	132,900	2,083
National Grid plc (United Kingdom)	226,085	3,479
NextEra Energy, Inc. (United States)	98,440	7,903
NiSource, Inc. (United States)	79,452	3,318
OGE Energy Corp. (United States)	61,961	2,646
Pennon Group plc (United Kingdom)	341,319	2,427
PG&E Corp. (United States)	208,814	3,356
PPL Corp. (United States)	74,873	2,622
Public Service Enterprise Group, Inc. (United States)	19,497	1,566
Sempra (United States)	64,173	5,666
Severn Trent plc (United Kingdom)	44,421	1,670
Southern Co. (The) (United States)	46,465	4,052
Spire, Inc. (United States)	30,291	2,505
United Utilities Group plc (United Kingdom)	104,281	1,678
Veolia Environnement S.A. (France)	47,268	1,651
WEC Energy Group, Inc. (United States)	16,912	1,783
Xcel Energy, Inc. (United States)	48,113	3,554
		79,465

Total Common Stocks (Identified Cost $141,422)		161,094

Total Long-Term Investments—98.5% (Identified Cost $141,422)		161,094

TOTAL INVESTMENTS—98.5% (Identified Cost $141,422)		$161,094
Other assets and liabilities, net—1.5%		2,410
NET ASSETS—100.0%		$163,504

Abbreviation:
plc	Public Limited Company

Country Weightings†
United States	58%
Canada	10
Spain	10
United Kingdom	6
France	4
Australia	3
Netherlands	2
Other	7
Total	100%
† % of total investments as of December 31, 2025.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$161,094	$161,094
Total Investments	$161,094	$161,094
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.